Nature of Business and Organization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 28, 2021	May 08, 2019
Nature of Business and Organization (Details) [Line Items]
Equity interests, percentage	20.00%
Services agreement, description	For such services, Jiangsu Yanggu agrees to pay service fees in the amount of 100% of its net income to Oriental Culture WFOE and also Oriental Culture WFOE has the obligation to absorb 100% of the losses of Jiangsu Yanggu.The WFOE exclusively owns any intellectual property rights arising from the performance of this Technical Consultation and Services Agreement. The term of the Technical Consultation and Service Agreement is 20 years until May 7, 2039. Oriental Culture WFOE may terminate this agreement at any time by giving 30 days’ written notice to Jiangsu Yanggu.
Foregoing contractual arrangements, description	The agreements shall remain in effect for 20 years until May 7, 2039. Based on the foregoing contractual arrangements, which grant Oriental Culture WFOE effective control of Jiangsu Yanggu and its subsidiaries and obligates Oriental Culture WFOE to absorb 100% of the risk of loss from its activities, as well as enable Oriental Culture WFOE to receive 100% of the expected residual returns, the Company accounts for Jiangsu Yanggu and its subsidiaries as VIEs.
Equity interest		$ 0.10
Jiangsu Yanggu [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interests, percentage			100.00%
Voting ownership interest			50.00%